Finance income and finance costs (Details) - Summary Of Detailed Information About Finance Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary Of Detailed Information About Finance Income Abstract
Changes in the fair value of derivative financial liabilities	$ 119,528	$ 50,920
Interest income from cash and cash equivalents	2,927	40
Other interest income	25	8
Finance income	$ 122,480	$ 50,968